Commitments and Contingencies (Details Narrative) $ in Thousands	Jun. 30, 2021 USD ($)
Lessor, Lease, Description [Line Items]
Number of vessels under construction	2
Contractual purchase obligation	$ 209,667
Two Vessels Under Construction [Member]
Lessor, Lease, Description [Line Items]
Payable amounts in 2021	9,269
Payable amounts in 2022	$ 200,398